Form N-1A Supplement	Mar. 31, 2026
Nuveen Short Duration and Impact Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Nuveen Fixed-Income Funds Nuveen Short Duration and Impact Bond Fund SUPPLEMENT NO. 1 dated August 31, 2026, to the Statutory Prospectus dated August 1, 2026